Operating Segment Information (Details) - Schedule of Management Monitors the Results of the Group's Operating Segments - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment revenue
Sales to external customers	$ 42,848,508	$ 34,552,734	$ 80,671,081	$ 68,132,256	$ 61,882,481
Segment profit/(loss)	(16,388,058)	(893,875)	(6,764,511)	(16,581,221)	(13,343,634)
Reconciliation:
Interest income	951,067	126,021	872,503	28,043	14,734
Finance costs	(13,363)	(3,568,652)	(19,028,007)	(7,800,597)	(1,702,457)
Depreciation and amortization	(2,047,489)	(2,399,759)	(7,164,677)	(4,788,750)	(3,900,348)
Impairment of goodwill				(4,382,926)
Impairment of intangible assets			(3,105,507)	(1,450,781)
Equity-settled share-based payment expense	(1,637,724)	(795,125)	(6,629,044)	(14,430,835)	(9,352,862)
Other long-term employee benefits credit/expense		(84,221)	(109,702)	4,951,482	240,028
Changes in fair value of financial instruments	(236,547)	(57,937,053)	(57,333,432)	(1,101,484)	(178,859)
Gain on derecognition of convertible loans and bridge loan				135,031
Share-based payment on listing			(67,027,178)
Transaction expenses		3,612,679	(6,643,367)
Other equity-settled transactions			(500,000)	(882,115)
Unrealized foreign exchange differences, net	(5,801,573)	(2,069,745)	895,392	(3,389,441)	(2,746,780)
Loss before tax	(25,265,286)	(71,066,646)	(172,537,530)	(49,693,594)	(30,970,178)
Hong Kong [Member]
Segment revenue
Sales to external customers			26,947,177	22,247,140	18,189,703
Segment profit/(loss)	(2,327,198)	827,690	680,500	(283,904)	(202,027)
Singapore [Member]
Segment revenue
Sales to external customers			32,069,713	23,467,954	22,838,695
Segment profit/(loss)	(4,906,691)	414,148	(1,579,640)	(2,035,946)	(1,359,574)
Philippines [Member]
Segment revenue
Sales to external customers			14,169,389	9,857,822	6,051,517
Segment profit/(loss)	(1,412,318)	151,352	768,659	(1,327,478)	(1,050,578)
Taiwan [Member]
Segment revenue
Sales to external customers			6,742,747	11,027,139	13,401,188
Segment profit/(loss)	(911,530)	(334,569)	(826,446)	(1,160,908)	(264,321)
Malaysia [Member]
Segment revenue
Sales to external customers			738,053	1,282,194	1,270,665
Segment profit/(loss)	(671,317)	(411,610)	(485,596)	(1,877,997)	(1,764,853)
Other Asia [Member]
Segment revenue
Sales to external customers			4,002	250,007	130,713
Segment profit/(loss)	(56,564)	(64,351)	(105,546)	(1,353,876)	(1,595,476)
Unallocated [Member]
Segment revenue
Sales to external customers
Segment profit/(loss)	$ (6,102,440)	$ (1,476,535)	$ (5,216,442)	$ (8,541,112)	$ (7,106,805)